Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Impairment of intangible assets	$ 4,274,680
Amortization of intangible assets	2,410,431	$ 2,568,502
Cygnet [Member] | Vender relationships [Member]
Impairment of intangible assets	3,300,000
CustomerRelationship [Member] | Cygnet [Member]
Impairment of intangible assets	974,700
Amortization of intangible assets	$ 2,410,400	$ 2,568,500